Taxation - Unrecognised deferred tax assets (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	£ 185	£ 216
Capital losses - indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	62	69
Trading losses - indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	70	92
Trading losses - expiry dates up to 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	£ 53	£ 55